SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Growth Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 100.2%
	Automobiles & Components — 3.0%
	Auto Components — 3.0%
[a]	Fox Factory Holding Corp.	103,914	$ 17,675,771
			17,675,771
	Banks — 3.1%
	Banks — 3.1%
	Signature Bank	55,307	17,890,155
			17,890,155
	Capital Goods — 9.1%
	Building Products — 3.9%
[a]	Trex Co., Inc.	109,540	14,791,186
	Zurn Water Solutions Corp.	226,529	8,245,656
	Machinery — 5.2%
[a]	Chart Industries, Inc.	84,667	13,503,540
[a]	Kornit Digital Ltd.	112,106	17,068,138
			53,608,520
	Commercial & Professional Services — 5.3%
	Commercial Services & Supplies — 3.7%
[a]	Casella Waste Systems, Inc. Class A	172,698	14,751,863
[a]	IAA, Inc.	140,534	7,113,831
	Professional Services — 1.6%
	Booz Allen Hamilton Holding Corp. Class A	110,955	9,407,875
			31,273,569
	Consumer Durables & Apparel — 3.6%
	Household Durables — 2.0%
[a]	Sonos, Inc.	397,239	11,837,722
	Leisure Products — 1.6%
[a]	YETI Holdings, Inc.	114,888	9,516,173
			21,353,895
	Diversified Financials — 1.0%
	Capital Markets — 1.0%
[a]	Open Lending Corp. Class A	253,993	5,709,763
			5,709,763
	Food, Beverage & Tobacco — 2.3%
	Food Products — 2.3%
[a]	Freshpet, Inc.	94,772	9,028,929
[a]	Oatly Group AB ADR	548,896	4,369,212
			13,398,141
	Health Care Equipment & Services — 9.6%
	Health Care Equipment & Supplies — 8.2%
[a]	AtriCure, Inc.	123,325	8,574,787
	CONMED Corp.	91,980	13,039,085
[a]	Heska Corp.	89,934	16,412,056
[a]	Shockwave Medical, Inc.	56,736	10,117,731
	Health Care Providers & Services — 1.4%
[a]	Amedisys, Inc.	51,779	8,381,984
			56,525,643
	Materials — 1.8%
	Chemicals — 1.8%
[a]	Livent Corp.	422,442	10,299,136
			10,299,136
	Media & Entertainment — 5.3%
	Entertainment — 2.7%
[a]	Zynga, Inc. Class A	2,453,766	15,704,102

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Growth Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Interactive Media & Services — 2.6%
[a]	Eventbrite, Inc. Class A	882,529	$ 15,391,306
			31,095,408
	Pharmaceuticals, Biotechnology & Life Sciences — 12.7%
	Biotechnology — 6.5%
[a]	ChemoCentryx, Inc.	254,048	9,249,888
[a]	Horizon Therapeutics plc	141,658	15,265,066
[a]	IVERIC bio, Inc.	355,838	5,949,611
[a]	Natera, Inc.	81,387	7,600,732
	Life Sciences Tools & Services — 6.2%
[a]	Avantor, Inc.	561,226	23,650,064
[a]	Repligen Corp.	49,399	13,082,831
			74,798,192
	Retailing — 5.7%
	Internet & Direct Marketing Retail — 1.0%
[a]	Overstock.com, Inc.	101,024	5,961,426
	Specialty Retail — 4.7%
[a]	Floor & Decor Holdings, Inc. Class A	114,023	14,824,130
[a]	Leslie’s, Inc.	526,686	12,461,391
			33,246,947
	Semiconductors & Semiconductor Equipment — 9.4%
	Semiconductors & Semiconductor Equipment — 9.4%
[a]	Ambarella, Inc.	67,352	13,665,047
	Entegris, Inc.	107,779	14,936,014
[a]	MaxLinear, Inc.	170,302	12,839,068
	Monolithic Power Systems, Inc.	27,313	13,474,322
			54,914,451
	Software & Services — 20.5%
	Information Technology Services — 6.9%
[a]	BigCommerce Holdings, Inc. Series 1	229,267	8,109,174
[a,b]	Nuvei Corp.	166,685	10,805,305
[a]	Repay Holdings Corp. Class A	571,546	10,442,145
[a]	Shift4 Payments, Inc. Class A	196,285	11,370,790
	Software — 13.6%
	Bentley Systems, Inc. Class B	181,583	8,775,906
[a]	Black Knight, Inc.	183,862	15,240,321
[a]	Domo, Inc. Class B	176,984	8,778,406
[a]	Elastic NV	110,028	13,543,347
[a]	Five9, Inc.	93,150	12,791,358
[a]	Smartsheet, Inc. Class A	139,369	10,794,129
[a]	Varonis Systems, Inc. Class B	202,316	9,868,975
			120,519,856
	Technology Hardware & Equipment — 5.4%
	Communications Equipment — 3.4%
[a]	Calix, Inc.	245,937	19,667,582
	Electronic Equipment, Instruments & Components — 2.0%
[a]	Teledyne Technologies, Inc.	26,855	11,732,681
			31,400,263
	Transportation — 2.4%
	Air Freight & Logistics — 2.4%
[a]	GXO Logistics, Inc.	156,743	14,236,967
			14,236,967
	Total Common Stock (Cost $536,043,702)		587,946,677
	Short-Term Investments — 0.0%
[c]	Thornburg Capital Management Fund	27	268
	Total Short-Term Investments (Cost $268)		268

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Growth Fund	December 31, 2021 (Unaudited)

Issuer-Description	SHARES	VALUE
Total Investments — 100.2% (Cost $536,043,970)		$587,946,945
Liabilities Net of Other Assets — (0.2)%		(1,023,127)
Net Assets — 100.0%		$586,923,818

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021, the aggregate value of these securities in the Fund’s portfolio was $10,805,305, representing 1.84% of the Fund’s net assets.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Growth Fund	December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Small/Mid Cap Growth Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Growth Fund	December 31, 2021 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/21	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/21	Dividend Income
Thornburg Capital Management Fund	$4,142,746	$72,774,391	$(76,916,869)	$-	$-	$268	$1,047